Supplemental Balance Sheet Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for doubtful accounts
Beginning balance	$ 125	$ 116	$ 125	$ 110
Net (credits) charges to expenses		14	11	27
Utilization of allowances		(7)	(13)	(15)
Ending balance		119	116	125
Trade accounts receivable, net
Accounts receivable		1,336	1,362
Less: allowance for doubtful accounts		(88)	(81)
Less: allowance for sales returns		(31)	(35)
Trade accounts receivable, net		1,217	1,246
Inventories
Finished goods		598	637
Work-in-process		70	71
Raw materials		216	223
Inventories		884	931
Property, plant and equipment, net
Land		81	111
Buildings and improvements		873	923
Equipment, furniture and fixtures		2,348	1,919
Capital in progress		218	230
Property, plant and equipment		3,520	3,183
Less: accumulated depreciation		1,956	1,513
Property, plant and equipment, net		1,564	1,670	1,697
Accrued expenses
Legal reserves		100	129
Payroll and related liabilities		452	466
Accrued contingent consideration		120	37
Other		612	695
Accrued expenses		1,284	1,327
Other long-term liabilities
Legal reserves		391	170
Accrued income taxes		1,215	1,095
Accrued contingent consideration		543	321
Other Long-Term Liabilities		398	422
Other long-term liabilities		2,547	2,008
Supplemental Balance Sheet Information (Textuals) [Abstract]
Bad debt expense reversed	20
Allowance for Doubtful Accounts [Member]
Allowance for doubtful accounts
Beginning balance	83	81	83	71
Net (credits) charges to expenses		14	11	27
Utilization of allowances		(7)	(13)	(15)
Ending balance		$ 88	$ 81	$ 83